United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/15

Date of Reporting Period: Quarter ended 02/28/15

Item 1. Schedule of Investments

Federated Strategic Income Fund
Portfolio of Investments
February 28, 2015 (unaudited)
Principal Amount, Foreign Par Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—4.4%
		Basic Industry - Chemicals—0.2%
$132,000		Albemarle Corp., 4.150%, 12/01/2024	$137,208
135,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/01/2044	147,467
1,250,000	[1]	Reliance Industries Ltd., Bond, Series 144A, 8.250%, 01/15/2027	1,661,930
160,000		Valspar Corp., Sr. Unsecd. Note, 3.300%, 02/01/2025	160,416
250,000		Valspar Corp., Sr. Unsecd. Note, 4.400%, 02/01/2045	253,934
		TOTAL	2,360,955
		Basic Industry - Metals & Mining—0.1%
400,000		Alcoa, Inc., Sr. Unsecd. Note, 5.400%, 04/15/2021	439,917
200,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.500%, 07/30/2020	221,230
200,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	212,500
175,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	188,306
120,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	137,243
		TOTAL	1,199,196
		Basic Industry - Paper—0.0%
250,000	[3,4,5]	Pope & Talbot, Inc., 8.375%, 12/01/2099	0
157,000		Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	170,889
		TOTAL	170,889
		Capital Goods - Aerospace & Defense—0.1%
400,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 03/01/2025	403,935
200,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	211,603
		TOTAL	615,538
		Capital Goods - Diversified Manufacturing—0.1%
200,000		Harsco Corp., 5.750%, 05/15/2018	211,000
400,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.500%, 01/13/2017	413,994
		TOTAL	624,994
		Capital Goods - Packaging—0.0%
200,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.500%, 11/01/2023	214,698
		Communications - Cable & Satellite—0.2%
600,000		Comcast Corp., Company Guarantee, 5.700%, 05/15/2018	677,209
500,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 4.450%, 04/01/2024	534,676
500,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 5.150%, 03/15/2042	515,956
200,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 01/15/2023	202,332
		TOTAL	1,930,173
		Communications - Media & Entertainment—0.2%
200,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 05/13/2045	211,412
300,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.750%, 02/15/2023	307,379
300,000		News America, Inc., Sr. Unsecd. Note, 3.000%, 09/15/2022	305,087
300,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 05/01/2022	316,462
250,000		Time Warner, Inc., Company Guarantee, 6.200%, 03/15/2040	318,093
200,000		Viacom, Inc., Sr. Unsecd. Note, 4.250%, 09/01/2023	209,002
		TOTAL	1,667,435
		Communications - Telecom Wireless—0.1%
250,000		American Tower Corp., Sr. Unsecd. Note, 5.000%, 02/15/2024	273,282

Principal Amount, Foreign Par Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Communications - Telecom Wireless—continued
$200,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	$229,570
800,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.550%, 09/15/2043	1,054,238
		TOTAL	1,557,090
		Consumer Cyclical - Automotive—0.1%
200,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 01/11/2018	202,099
400,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	442,586
175,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 08/09/2018	179,231
500,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.500%, 4/03/2018	517,782
		TOTAL	1,341,698
		Consumer Cyclical - Leisure—0.0%
400,000		Carnival Corp., Sr. Unsecd. Note, 3.950%, 10/15/2020	424,738
		Consumer Cyclical - Retailers—0.1%
300,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	322,919
300,000		CVS Caremark Corp., Sr. Unsecd. Note, 4.000%, 12/05/2023	326,026
		TOTAL	648,945
		Consumer Non-Cyclical - Food/Beverage—0.1%
100,000		ConAgra Foods, Inc., 6.625%, 08/15/2039	125,843
145,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.200%, 01/25/2023	143,260
300,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 06/27/2024	310,782
400,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.000%, 02/01/2024	433,988
300,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 06/15/2022	330,247
		TOTAL	1,344,120
		Consumer Non-Cyclical - Products—0.0%
400,000		Hasbro, Inc., Sr. Unsecd. Note, 5.100%, 05/15/2044	420,824
		Consumer Non-Cyclical - Tobacco—0.1%
250,000		Altria Group, Inc., Sr. Unsecd. Note, 4.000%, 01/31/2024	268,311
400,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.000%, 08/04/2041	521,192
		TOTAL	789,503
		Energy - Independent—0.1%
400,000		Petroleos Mexicanos, 6.500%, 06/02/2041	452,952
200,000		Petroleos Mexicanos, Company Guarantee, 5.500%, 01/21/2021	220,500
		TOTAL	673,452
		Energy - Integrated—0.1%
200,000		BP Capital Markets PLC, Company Guarantee, 3.561%, 11/01/2021	210,449
300,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	306,263
400,000		Petrobras International Finance Co., Sr. Unsecd. Note, 3.500%, 02/06/2017	376,400
		TOTAL	893,112
		Energy - Midstream—0.1%
300,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	325,907
250,000		Enterprise Products Operating LLC, 3.900%, 02/15/2024	264,092
200,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.300%, 09/15/2020	221,956
200,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 03/01/2041	230,622
100,000		Williams Partners LP, Sr. Unsecd. Note, 3.900%, 01/15/2025	99,477
300,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	314,208
		TOTAL	1,456,262
		Energy - Oil Field Services—0.1%
400,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	395,189

Principal Amount, Foreign Par Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Energy - Oil Field Services—continued
$400,000		Weatherford International Ltd., 5.125%, 09/15/2020	$380,509
		TOTAL	775,698
		Energy - Refining—0.1%
400,000		Valero Energy Corp., 7.500%, 04/15/2032	521,459
400,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	502,711
		TOTAL	1,024,170
		Financial Institution - Banking—0.9%
600,000		Bank of America Corp., Sr. Unsecd. Note, 6.500%, 08/01/2016	643,508
300,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.300%, 01/11/2023	304,479
500,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 01/22/2025	507,165
400,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.150%, 11/21/2018	402,949
700,000		Citigroup, Inc., Sr. Unsecd. Note, 4.450%, 01/10/2017	738,361
700,000		Citigroup, Inc., Sr. Unsecd. Note, 4.500%, 01/14/2022	771,989
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 01/24/2022	351,111
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	380,858
200,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.000%, 03/30/2022	216,111
800,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 01/16/2018	801,724
1,200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.250%, 10/15/2020	1,312,262
1,100,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.500%, 07/24/2020	1,257,741
200,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/28/2017	222,027
600,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 03/09/2017	637,915
848,961	[1,5]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	538,768
285,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.500%, 05/01/2019	288,781
400,000		Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 09/26/2018	410,810
		TOTAL	9,786,559
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
400,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 01/20/2023	424,054
		Financial Institution - Finance Companies—0.2%
400,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.100%, 1/09/2023	414,708
900,000		General Electric Capital, Series GMTN, 5.625%, 05/01/2018	1,012,369
500,000		Susa Partnership LP, Sr. Unsecd. Note, 8.200%, 06/01/2017	567,180
		TOTAL	1,994,257
		Financial Institution - Insurance - Life—0.3%
400,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	422,586
400,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 02/15/2024	436,748
300,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	320,440
300,000	[1,2]	Mass Mutual Global Funding II, Sr. Secd. Note, Series 144A, 3.600%, 04/09/2024	318,802
400,000		MetLife, Inc., Sr. Unsecd. Note, 4.750%, 02/08/2021	452,635
250,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	267,167
80,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	102,833
500,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.200%, 11/01/2026	682,490
		TOTAL	3,003,701
		Financial Institution - Insurance - P&C—0.1%
300,000		CNA Financial Corp., Sr. Unsecd. Note, 5.750%, 08/15/2021	346,357
400,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 06/15/2023	426,023
		TOTAL	772,380

Principal Amount, Foreign Par Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - REIT - Healthcare—0.0%
$300,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	$321,596
		Financial Institution - REIT - Office—0.0%
400,000		Boston Properties LP, Sr. Unsecd. Note, 3.800%, 02/01/2024	417,901
		Financial Institution - REIT - Other—0.1%
400,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 03/15/2020	470,746
300,000		WP Carey, Inc., Sr. Unsecd. Note, 4.000%, 02/01/2025	298,433
335,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	347,954
		TOTAL	1,117,133
		Technology—0.3%
450,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2025	453,943
400,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 07/15/2023	409,546
100,000		Apple, Inc., Sr. Unsecd. Note, 4.450%, 05/06/2044	111,874
600,000		Apple, Inc., Unsecd. Note, 2.150%, 02/09/2022	592,912
300,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 04/15/2023	300,942
350,000		Ingram Micro, Inc., Sr. Unsecd. Note, 4.950%, 12/15/2024	360,336
565,000		Microsoft Corp., Sr. Unsecd. Note, 4.000%, 02/12/2055	565,569
		TOTAL	2,795,122
		Transportation - Railroads—0.1%
200,000		Burlington Northern Santa Fe Corp., 3.050%, 09/01/2022	205,189
400,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 5.750%, 03/15/2018	449,513
430,000		Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 2/01/2055	423,126
		TOTAL	1,077,828
		Transportation - Services—0.2%
400,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 03/15/2042	461,713
715,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 02/01/2022	713,955
500,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.550%, 06/01/2019	505,362
		TOTAL	1,681,030
		Utilities—0.1%
850,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 01/15/2025	851,506
		Utility - Electric—0.2%
400,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	474,810
400,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	433,100
300,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	315,044
200,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 09/15/2019	204,480
400,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	417,478
300,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 06/15/2022	325,866
300,000		PSEG Power LLC, Sr. Unsecd. Note, 4.300%, 11/15/2023	320,671
		TOTAL	2,491,449
		TOTAL CORPORATE BONDS (IDENTIFIED COST $45,400,722)	46,868,006
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.2%
		Agency Commercial Mortgage-Backed Security—0.2%
2,000,000	[1,2]	FREMF Mortgage Trust 2013-K25, Class B, 3.618%, 11/25/2045 (IDENTIFIED COST $2,008,306)	2,050,659
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.0%
		Commercial Mortgage—3.0%
1,600,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 04/10/2046	1,642,969

Principal Amount, Foreign Par Amount, Shares or Contracts			Value in U.S. Dollars
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$2,500,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 05/15/2045	$2,677,260
3,900,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class B, 4.612%, 05/15/2045	4,266,168
1,000,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	1,114,919
2,000,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, 4.063%, 12/10/2044	2,159,744
2,100,000		Commercial Mortgage Trust 2013-LC6, Class AM, 3.282%, 01/10/2046	2,153,951
4,000,000		Commercial Mortgage Trust 2013-LC6, Class B, 3.739%, 01/10/2046	4,145,322
2,000,000		Commercial Mortgage Trust 2014-LC15, Class A2, 2.840%, 04/10/2047	2,067,891
1,000,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 02/10/2048	1,030,742
2,500,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 05/10/2045	2,690,682
2,000,000		JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2, 2.977%, 11/15/2045	2,079,291
900,000		Morgan Stanley BAML Trust 2014-C15, Class A2, 2.979%, 04/15/2047	935,250
1,000,000		Morgan Stanley Capital I 2012-C4, Classs AS, 3.773%, 03/15/2045	1,057,621
2,250,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 04/10/2046	2,325,338
1,000,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 04/15/2045	1,103,449
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $30,475,115)	31,450,597
		COMMON STOCKS—7.6%
		Auto Components—0.8%
81,435	[3]	American Axle & Manufacturing Holdings, Inc.	2,029,360
87,000		Goodyear Tire & Rubber Co.	2,325,510
111,000	[3]	Metaldyne Performance Group, Inc.	2,208,900
92,572	[3]	Remy International, Inc.	2,117,122
		TOTAL	8,680,892
		Automobiles—0.0%
166		General Motors Co.	6,193
		Building Products—0.2%
24,836	[3]	Nortek, Inc.	1,928,515
		Chemicals—0.4%
56,000		Axiall Corp.	2,593,360
96,207		Koppers Holdings, Inc.	1,550,857
		TOTAL	4,144,217
		Communications Equipment—0.1%
42,500	[3]	CommScope Holdings Co., Inc.	1,338,750
		Containers & Packaging—0.9%
63,800	[3]	Berry Plastics Group, Inc.	2,188,978
191,850		Graphic Packaging Holding Co.	2,895,016
49,850		Greif, Inc., Class A	2,193,400
38,134		Rock-Tenn Co., Class A	2,617,518
		TOTAL	9,894,912
		Diversified Telecommunication Services—0.1%
76,470	[3]	Intelsat S.A.	945,934
		Electronic Equipment Instruments & Components—0.2%
27,123		Belden, Inc.	2,407,980
		Food Products—0.1%
24,611		B&G Foods, Inc., Class A	705,105
		Health Care Providers & Services—0.4%
45,950	[3]	Community Health Systems, Inc.	2,229,494

Principal Amount, Foreign Par Amount, Shares or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care Providers & Services—continued
45,420	[3]	Tenet Healthcare Corp.	$2,102,946
		TOTAL	4,332,440
		Hotels Restaurants & Leisure—0.5%
172,200	[3]	Penn National Gaming, Inc.	2,805,138
94,800	[3]	Pinnacle Entertainment, Inc.	2,440,152
		TOTAL	5,245,290
		Household Durables—0.2%
41,890		Libbey, Inc.	1,593,077
		Leisure Products—0.1%
72,169	[3]	Performance Sports Group Ltd.	1,401,699
		Machinery—0.2%
247,980		Mueller Water Products, Inc.	2,271,497
		Media—1.5%
451,604	[3]	Cumulus Media, Inc., Class A	1,801,900
170,608	[3]	Entercom Communication Corp., Class A	1,941,519
201,336		Entravision Communications Corp.	1,381,165
812,041	[3]	Radio One, Inc., Non-voting - Class D	2,119,427
94,000		Regal Entertainment Group	2,222,160
105,000		Time, Inc.	2,488,500
245,163	[3]	Townsquare Media LLC - Class A	3,243,507
		TOTAL	15,198,178
		Oil Gas & Consumable Fuels—0.4%
97,049		CVR Refining, LP	1,888,573
51,396	[3]	Newfield Exploration Co.	1,697,610
15,800		Range Resources Corp.	782,732
		TOTAL	4,368,915
		Paper & Forest Products—0.2%
35,871	[3]	Clearwater Paper Corp.	2,190,283
		Semiconductors & Semiconductor Equipment—0.2%
87,800	[3]	Magnachip Semiconductor Corp.	501,338
89,694	[3]	Tower Semiconductor Ltd.	1,443,176
		TOTAL	1,944,514
		Technology Hardware Storage & Peripherals—0.4%
80,555	[3]	NCR Corp.	2,369,123
35,250		Seagate Technology	2,154,480
		TOTAL	4,523,603
		Textiles Apparel & Luxury Goods—0.2%
22,044		PVH Corp.	2,348,347
		Trading Companies & Distributors—0.2%
27,700	[3]	WESCO International, Inc.	1,923,211
		Wireless Telecommunication Services—0.3%
87,357	[3]	T-Mobile US, Inc.	2,885,402
		TOTAL COMMON STOCKS (IDENTIFIED COST $74,311,075)	80,278,954

Principal Amount, Foreign Par Amount, Shares or Contracts			Value in U.S. Dollars
		PREFERRED STOCK—0.0%
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
40,000	[3,4,5]	Lehman Brothers Holdings, Pfd., Series D, 5.670% (IDENTIFIED COST $3,400)	$400
		WARRANTS—0.0%
		Consumer Discretionary—0.0%
150	[3]	General Motors Co. Warrants, Expiration Date 7/10/2016	4,107
150	[3]	General Motors Co. Warrants, Expiration Date 7/10/2019	2,892
		TOTAL WARRANTS (IDENTIFIED COST $2,309)	6,999
		PURCHASED PUT OPTION—0.0%
26,370		Bank of America Merrill Lynch CAD PUT/NOK CALL (PUT-Option), Strike Price: $6.00; Expiration Date: 03/04/2015 (IDENTIFIED COST $50,516)	105
		EXCHANGE-TRADED FUND—0.3%
33,959		iShares Russell 2000 Value ETF (IDENTIFIED COST $3,430,859)	3,459,403
		INVESTMENT COMPANIES—84.5%[6]
6,711,026		Emerging Markets Fixed Income Core Fund	234,039,912
16,206,549		Federated Mortgage Core Portfolio	162,065,489
5,768,574	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08%	5,768,574
76,311,652		High Yield Bond Portfolio	493,736,390
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $873,499,135)	895,610,365
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $1,029,181,437)[8]	1,059,725,488
		OTHER ASSETS AND LIABILITIES - NET—(0.0)%[9]	(346,585)
		TOTAL NET ASSETS—100%	$1,059,378,903
At February 28, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[3]United States Ultra Bond Long Futures	30	$5,048,438	June 2015	$118,056
[3]United States Treasury Notes 5-Year Short Futures	135	$16,102,969	June 2015	$(77,301)
[3]United States Treasury Notes 10-Year Short Futures	230	$29,393,281	June 2015	$(172,402)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(131,647)
The average notional value of long and short futures contracts held by the Fund throughout the period was $18,137,469 and $57,775,703, respectively. This is based on the amounts held as of each month-end throughout the three-month fiscal period.

At February 28, 2015, the Fund had the following outstanding foreign exchange contracts as follows:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
4/15/2015	Morgan Stanley Capital SE	6,200,000 AUD	591,073,280 JPY	$(110,836)
4/15/2015	JPMorgan Chase	12,400,000 AUD	12,962,340 NZD	$(99,095)
4/15/2015	Bank of America, N.A.	6,200,000 CAD	73,457,600 MXN	$49,753
4/15/2015	Barclays Bank PLC	6,200,000 CAD	37,770,090 NOK	$34,989
4/15/2015	JPMorgan Chase	4,390,000 EUR	$5,023,172	$(108,166)
4/15/2015	JPMorgan Chase	4,400,000 EUR	595,504,536 JPY	$(54,777)
4/15/2015	Barclays Bank PLC	4,200,000 EUR	6,639,570 SGD	$(164,392)
4/15/2015	Morgan Stanley Capital SE	305,716,025 JPY	21,500,000 SEK	$(22,847)
4/15/2015	Morgan Stanley Capital SE	279,795,780 JPY	19,800,000 SEK	$(35,656)
4/15/2015	Barclays Bank PLC	41,570,598 MXN	$2,773,000	$3,822
Contracts Sold:
4/15/2015	Morgan Stanley Capital SE	6,200,000 AUD	597,965,200 JPY	$168,482
4/15/2015	JPMorgan Chase	6,200,000 AUD	6,523,020 NZD	$81,076
4/15/2015	JPMorgan Chase	6,200,000 AUD	6,620,360 NZD	$154,407
4/15/2015	Bank of America, N.A.	6,200,000 CAD	72,955,400 MXN	$(83,299)
4/15/2015	Barclays Bank PLC	6,200,000 CAD	37,756,140 NOK	$(36,807)
4/15/2015	JPMorgan Chase	4,390,000 EUR	$4,973,996	$58,990
4/15/2015	JPMorgan Chase	4,400,000 EUR	591,253,608 JPY	$19,221
4/15/2015	Barclays Bank PLC	4,200,000 EUR	6,705,846 SGD	$212,971
4/15/2015	Morgan Stanley Capital SE	587,280,218 JPY	41,300,000 SEK	$43,711
4/15/2015	Bank of America, N.A.	41,102,793 MXN	$2,773,000	$27,426
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$138,973
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,067,683 and $1,126,021, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and
Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2015, these restricted securities amounted to $11,236,666, which represented 1.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2015, these liquid restricted securities amounted to $8,353,478, which represented 0.8% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at February 28, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	3/10/2000	$830,097	$538,768
Reliance Industries Ltd., Bond, Series 144A, 8.250%, 01/15/2027	1/10/1997	$1,250,000	$1,661,930
Union Central Life Ins Co, Note, Series 144A, 8.200%, 11/01/2026	10/31/1996	$497,390	$682,490
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Affiliated holdings.
7	7-day net yield.

8	At February 28, 2015, the cost of investments for federal tax purposes was $1,030,299,335. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $29,426,153. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $35,155,686 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,729,533.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$46,329,238	$538,768	$46,868,006
Commercial Mortgage-Backed Security	—	2,050,659	—	2,050,659
Collateralized Mortgage Obligations	—	31,450,597	—	31,450,597
Equity Securities:
Common Stock
Domestic	75,735,364	—	—	75,735,364
International	4,543,590	—	—	4,543,590
Preferred Stock
Domestic	—	—	400[1]	400
Warrants	6,999	—	—	6,999
Purchased Put Option	—	105	—	105
Exchange-Traded Fund	3,459,403	—	—	3,459,403
Investment Companies[2]	5,768,574	889,841,791[3]	—	895,610,365
TOTAL SECURITIES	$89,513,930	$969,672,390	$539,168	$1,059,725,488
OTHER FINANCIAL INSTRUMENTS[4]	$(131,647)	$138,973	$—	$7,326
1	Shares were exchanged in conjunction with a corporate action for shares of another security whose fair value is determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.
2	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value (the NAV) is not publicly available.
3	Includes $896,909,681 of affiliated investment company holdings transferred from Level 1 to Level 2 because the Adviser determined that these investments more appropriately meet the definition of Level 2. Transfers shown represent the value of the investments at the beginning of the period.
4	Other financial instruments include futures contracts and foreign exchange contracts.

The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
CAD	—Canadian Dollar
EUR	—Euro Currency
JPY	—Japanese Yen
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SGD	—Singapore Dollar
SEK	—Swedish Krona

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2015